Plant and Equipment - Schedule of Plant and Equipment (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Plant and equipment, at cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	RM 18,297,505		RM 13,402,773
Addition	26,858,184		4,894,732
Balance at ending	43,597,366	$ 10,356,652	18,297,505
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	17,363,293		12,468,561
Addition	19,746,293		4,894,732
Balance at ending	35,551,263	8,445,283	17,363,293
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	114,419		114,419
Addition
Balance at ending	114,419	27,180	114,419
Disposal
Plant and equipment, at cost [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	775,901		775,901
Addition	7,031,639
Balance at ending	7,807,540	1,854,698	775,901
Disposal
Plant and equipment, at cost [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	43,892		43,892
Addition	80,252
Balance at ending	124,144	29,491	43,892
Disposal
Accumulated Depreciation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	4,043,687		2,355,695
Balance at ending	5,770,141	1,370,709	4,043,687
Disposal	(725,611)
Depreciation for the year	2,452,065		1,687,992
Accumulated Depreciation [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	3,807,496		2,230,743
Balance at ending	5,036,634	1,196,464	3,807,496
Disposal	(725,611)
Depreciation for the year	1,954,749		1,576,753
Accumulated Depreciation [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	78,999		56,323
Balance at ending	94,697	22,495	78,999
Disposal
Depreciation for the year	15,698		22,676
Accumulated Depreciation [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	142,426		64,836
Balance at ending	610,798	145,096	142,426
Disposal
Depreciation for the year	468,372		77,590
Accumulated Depreciation [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	14,766		3,793
Balance at ending	28,012	6,654	14,766
Disposal
Depreciation for the year	13,246		10,973
Carrying Amount [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	14,253,818
Balance at ending	37,827,225	8,985,943	14,253,818
Carrying Amount [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	13,555,797
Balance at ending	30,514,629	7,248,819	13,555,797
Carrying Amount [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	35,420
Balance at ending	19,722	4,685	35,420
Carrying Amount [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	633,475
Balance at ending	7,196,742	1,709,602	633,475
Carrying Amount [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	29,126
Balance at ending	RM 96,132	$ 22,837	RM 29,126